UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-7388
                                   --------

The Value Line Emerging Opportunities Fund, Inc.
------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: March 31, 2006
                         --------------

Date of reporting period: December 31, 2005
                          -----------------

Item 1: Schedule of Investments.

      A copy of Schedule of Investments for the period ended 12/31/05 is included with this Form.

                                    Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------
COMMON STOCKS  (90.8%)

                   ADVERTISING  (1.0%)
    111,000      aQuantive, Inc.*                                 $   2,801,640
     32,850      Harte-Hanks, Inc.                                      866,912
     25,500      R.H. Donnelley Corp.*                                1,571,310
                                                                  -------------
                                                                      5,239,862

                   AEROSPACE/DEFENSE  (2.9%)
     10,000      AAR Corp.*                                             239,500
     18,700      Armor Holdings, Inc.*                                  797,555
     63,700      Aviall, Inc.*                                        1,834,560
     78,000      BE Aerospace, Inc.*                                  1,716,000
     48,100      DRS Technologies, Inc.                               2,473,302
     40,000      EDO Corp.                                            1,082,400
     21,862      Engineered Support Systems, Inc.                       910,334
     43,600      Esterline Technologies Corp.*                        1,621,484
     41,725      Moog, Inc.  Class A*                                 1,184,155
     24,800      Precision Castparts Corp.                            1,284,888
     62,700      Teledyne Technologies, Inc.*                         1,824,570
     16,700      United Industrial Corp.                                690,879
                                                                  -------------
                                                                     15,659,627

                   AIR TRANSPORT  (0.4%)
     20,200      UTI Worldwide, Inc.                                  1,875,368

                   APPAREL  (2.2%)
     38,300      Carter's, Inc.*                                      2,253,955
     83,000      Guess?, Inc.*                                        2,954,800
     43,000      Jos A. Bank Clothiers, Inc.*                         1,866,630
     46,300      Oxford Industries, Inc.                              2,532,610
     63,000      Phillips-Van Heusen Corp.                            2,041,200
     12,000      Warnaco Group, Inc. (The)*                             320,640
                                                                  -------------
                                                                     11,969,835

                   AUTO & TRUCK  (0.3%)
     30,000      Oshkosh Truck Corp.                                  1,337,700

                   AUTO PARTS  (0.3%)
     23,500      BorgWarner, Inc.                                     1,424,805

                   BANK  (3.1%)
      9,300      Alabama National BanCorporation                        602,268
     28,400      BancorpSouth, Inc.                                     626,788
     20,500      Bank of Hawaii Corp.                                 1,056,570
     13,000      Cathay General Bancorp                                 467,220
     18,000      City National Corp.                                  1,303,920
      4,000      Colonial BancGroup, Inc. (The)                          95,280
     17,300      Cullen/Frost Bankers, Inc.                             928,664
      9,500      First Community Bancorp, Inc.                          516,515
     47,577      Fulton Financial Corp.                                 837,355
     54,800      Hanmi Financial Corp.                                  978,728
      8,200      MAF Bancorp, Inc.                                      339,316
     15,350      MB Financial, Inc.                                     543,390
     14,100      NBT Bancorp, Inc.                                      304,419
      5,000      Pacific Capital Bancorp                                177,900
     41,800      PrivateBancorp, Inc.                                 1,486,826
     37,941      Republic Bancorp, Inc.                                 451,498
     12,300      S&T Bancorp, Inc.                                      452,886
     42,500      SVB Financial Group*                                 1,990,700
     15,800      TrustCo Bank Corp NY                                   196,236
     45,200      Umpqua Holdings Corp.                                1,289,556
     20,649      Valley National Bancorp                                497,648
      9,000      Washington Trust Bancorp, Inc.                         235,620
     14,400      Westamerica Bancorporation                             764,208
     17,400      Whitney Holding Corp.                                  479,544
     10,700      Wilshire Bancorp, Inc.                                 183,933
                                                                  -------------
                                                                     16,806,988

                   BANK - MIDWEST  (0.9%)
     13,500      Associated Banc-Corp                                   439,425
     20,800      Bank of the Ozarks, Inc.                               767,520
      4,353      BOK Financial Corp.                                    197,757
     12,993      Commerce Bancshares, Inc.                              677,195
      7,916      First Financial Bankshares, Inc.                       277,535
     28,950      First Midwest Bancorp, Inc.                          1,014,987
     15,218      Glacier Bancorp, Inc.                                  457,301
     11,000      Hancock Holding Co.                                    415,910
      6,250      IBERIABANK Corp.                                       318,812
                                                                  -------------
                                                                      4,566,442

                   BEVERAGE - ALCOHOLIC  (0.4%)
     47,350      Central European Distribution Corp.*                 1,900,629

                   BEVERAGE - SOFT DRINK  (0.7%)
     48,000      Hansen Natural Corp.*                                3,782,880

                   BIOTECHNOLOGY  (0.8%)
     34,800      Techne Corp.*                                        1,954,020
     34,300      United Therapeutics Corp.*                           2,370,816
                                                                  -------------
                                                                      4,324,836

                   BUILDING MATERIALS  (2.2%)
     81,500      Aleris International, Inc.*                          2,627,560
     13,800      Drew Industries, Inc.*                                 389,022
     36,800      Genlyte Group, Inc. (The)*                           1,971,376
      4,000      Granite Construction, Inc.                             143,640
      8,100      Jacobs Engineering Group, Inc.*                        549,747
     33,300      NCI Building Systems, Inc.*                          1,414,584
     59,900      Simpson Manufacturing Company, Inc.                  2,177,365
     44,200      Washington Group International, Inc.*                2,341,274
                                                                  -------------
                                                                     11,614,568

                   CANADIAN ENERGY  (0.2%)
     17,500      Suncor Energy, Inc.                                  1,104,775

                   CEMENT & AGGREGATES  (0.7%)
     20,300      Eagle Materials, Inc.                                2,483,908
     27,300      Florida Rock Industries, Inc.                        1,339,338
                                                                  -------------
                                                                      3,823,246

                   CHEMICAL - DIVERSIFIED  (0.6%)
     10,800      Albemarle Corp.                                        414,180
     39,200      Brady Corp.  Class A                                 1,418,256
     79,000      Hexcel Corp.*                                        1,425,950
                                                                  -------------
                                                                      3,258,386

                   CHEMICAL - SPECIALTY  (0.6%)
     50,700      Airgas, Inc.                                         1,668,030
     15,350      Ceradyne, Inc.*                                        672,330
     12,400      Ecolab, Inc.                                           449,748


--------------------------------------------------------------------------------

                                    Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------
      8,000      Praxair, Inc.                                    $     423,680
                                                                  -------------
                                                                      3,213,788

                   COAL  (0.8%)
     57,900      Joy Global, Inc.                                     2,316,000
     26,000      Peabody Energy Corp.                                 2,142,920
                                                                  -------------
                                                                      4,458,920

                   COMPUTER & PERIPHERALS  (0.5%)
     51,600      MICROS Systems, Inc.*                                2,493,312

                   COMPUTER SOFTWARE & SERVICES (3.4%)
     50,900      ANSYS, Inc.*                                         2,172,921
     27,600      Cognizant Technology Solutions Corp. Class A*        1,389,660
     40,700      Equinix, Inc.*                                       1,658,932
     59,200      Euronet Worldwide, Inc.*                             1,645,760
     42,300      Hyperion Solutions Corp.*                            1,515,186
     49,900      Intergraph Corp.*                                    2,485,519
     60,400      Progress Software Corp.*                             1,714,152
     29,000      Quality Systems, Inc.                                2,226,040
     28,000      SRA International, Inc.  Class A*                      855,120
    138,000      Trident Microsystems, Inc.*                          2,484,000
                                                                  -------------
                                                                     18,147,290

                   DIVERSIFIED COMPANIES  (1.9%)
     34,800      AMETEK, Inc.                                         1,480,392
     28,000      Brink's Co. (The)                                    1,341,480
     56,600      Chemed Corp.                                         2,811,888
     22,900      EnPro Industries, Inc.*                                617,155
     33,800      ESCO Technologies, Inc.*                             1,503,762
     30,500      Griffon Corp.*                                         726,205
     27,300      Matthews International Corp.  Class A                  993,993
     22,700      Taubman Centers, Inc.                                  788,825
                                                                  -------------
                                                                     10,263,700

                   DRUG  (0.9%)
      5,000      Celgene Corp.*                                         324,000
     22,200      Covance, Inc.*                                       1,077,810
     59,000      Encysive Pharmaceuticals, Inc.*                        465,510
     45,925      Immucor, Inc.*                                       1,072,808
      2,200      New River Pharmaceuticals, Inc.*                       114,136
     13,000      Pharmaceutical Product Development, Inc.               805,350
     24,000      USANA Health Sciences, Inc.*                           920,640
                                                                  -------------
                                                                      4,780,254

                   E-COMMERCE  (0.4%)
     32,000      Websense, Inc.*                                      2,100,480

                   EDUCATIONAL SERVICES  (0.3%)
     38,800      Bright Horizons Family Solutions, Inc.*              1,437,540
      9,200      Education Management Corp.*                            308,292
                                                                  -------------
                                                                      1,745,832

                   ELECTRICAL EQUIPMENT  (1.5%)
      6,000      American Science & Engineering, Inc.*                  374,220
     30,800      FLIR Systems, Inc.*                                    687,764
     10,400      Harman International Industries, Inc.                1,017,640
     47,000      Thomas & Betts Corp.*                                1,972,120
     34,300      Trimble Navigation Ltd.*                             1,217,307
     63,600      WESCO International, Inc.*                           2,717,628
                                                                  -------------
                                                                      7,986,679

                   ELECTRICAL UTILITY - CENTRAL (0.3%)
     25,000      WPS Resources Corp.                                  1,382,750

                   ELECTRICAL UTILITY - WEST (0.1%)
     23,000      Black Hills Corp.                                      796,030

                   ELECTRONICS  (1.1%)
     16,000      Amphenol Corp.  Class A                                708,160
     71,700      Diodes, Inc.*                                        2,226,285
     59,000      Genesis Microchip, Inc.*                             1,067,310
     25,000      Intermagnetics General Corp.*                          797,500
     22,000      Microsemi Corp.*                                       608,520
     11,000      Paxar Corp.*                                           215,930
                                                                  -------------
                                                                      5,623,705

                   ENTERTAINMENT  (0.4%)
                 Central European Media Enterprises Ltd.
     14,000      Class A*                                               810,600
     30,400      RC2 Corp.*                                           1,079,808
                                                                  -------------
                                                                      1,890,408

                   ENTERTAINMENT TECHNOLOGY  (0.2%)
     39,600      Scientific Games Corp.  Class A*                     1,080,288

                   ENVIRONMENTAL  (0.5%)
     15,000      Republic Services, Inc.                                563,250
     11,200      Stericycle, Inc.*                                      659,456
     45,000      Waste Connections, Inc.*                             1,550,700
                                                                  -------------
                                                                      2,773,406

                   FINANCIAL SERVICES - DIVERSIFIED  (2.3%)
     23,400      Affiliated Managers Group, Inc.*                     1,877,850
      5,200      ASTA Funding, Inc.                                     142,168
     16,900      Commerce Group, Inc. (The)                             968,032
     46,000      CompuCredit Corp.*                                   1,770,080
     39,500      Financial Federal Corp.                              1,755,775
     44,000      Global Payments, Inc.                                2,050,840
     12,600      IndyMac Bancorp, Inc.                                  491,652
     46,200      ProAssurance Corp.*                                  2,247,168
     14,400      Wintrust Financial Corp.                               790,560
                                                                  -------------
                                                                     12,094,125

                   FOOD PROCESSING  (1.2%)
     11,850      Dean Foods Co.*                                        446,271
     83,200      Flowers Foods, Inc.                                  2,292,992
     68,500      Herbalife Ltd.*                                      2,227,620
     64,000      United Natural Foods, Inc.*                          1,689,600
                                                                  -------------
                                                                      6,656,483

                  HEALTH CARE INFORMATION SYSTEMS (0.4%)
    127,000      Allscripts Healthcare Solutions, Inc.*               1,701,800
     28,000      Merge Technologies, Inc.*                              701,120
                                                                  -------------
                                                                      2,402,920

                   HOME APPLIANCES  (0.3%)
     31,400      Toro Co. (The)                                       1,374,378

                   HOTEL/GAMING  (2.0%)
     49,000      Ameristar Casinos, Inc.                              1,112,300
     27,000      Boyd Gaming Corp.                                    1,286,820
     54,800      Choice Hotels International, Inc.                    2,288,448


--------------------------------------------------------------------------------
2

                                    Value Line Emerging Opportunities Fund, Inc.

                                                               December 31, 2005
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------
     55,300      Gaylord Entertainment Co.*                       $   2,410,527
     16,900      Kerzner International Ltd.*                          1,161,875
     43,000      Penn National Gaming, Inc.*                          1,416,850
     17,800      Station Casinos, Inc.                                1,206,840
                                                                  -------------
                                                                     10,883,660

                   HOUSEHOLD PRODUCTS  (0.6%)
     44,400      Church & Dwight Company, Inc.                        1,466,532
     37,600      Scotts Miracle-Gro Co. (The),  Class A               1,701,024
                                                                  -------------
                                                                      3,167,556

                   HUMAN RESOURCES  (0.8%)
     14,000      Administaff, Inc.                                      588,700
     78,200      Korn/Ferry International*                            1,461,558
     21,000      Labor Ready, Inc.*                                     437,220
     66,600      Resources Connection, Inc.*                          1,735,596
                                                                  -------------
                                                                      4,223,074

                   INDUSTRIAL SERVICES  (1.9%)
     75,100      Aaron Rents, Inc.  Class B                           1,583,108
     19,600      C.H. Robinson Worldwide, Inc.                          725,788
     35,300      Corrections Corp. of America*                        1,587,441
     10,200      CRA International, Inc.*                               486,438
     14,700      Expeditors International of Washington, Inc.           992,397
     60,100      Rollins, Inc.                                        1,184,571
     57,800      URS Corp.*                                           2,173,858
     42,000      World Fuel Services Corp.                            1,416,240
                                                                  -------------
                                                                     10,149,841

                   INFORMATION SERVICES  (0.5%)
      8,300      Arbitron, Inc.                                         315,234
     15,000      Corporate Executive Board Co. (The)                  1,345,500
     25,050      Factset Research Systems, Inc.                       1,031,058
                                                                  -------------
                                                                      2,691,792

                   INSURANCE - LIFE  (0.4%)
     37,200      Delphi Financial Group, Inc. Class A                 1,711,572
     10,800      StanCorp Financial Group, Inc.                         539,460
                                                                  -------------
                                                                      2,251,032

                  INSURANCE - PROPERTY & CASUALTY (2.9%)
     33,300      Arch Capital Group Ltd.*                             1,823,175
     22,050      Berkley (W.R.) Corp.                                 1,050,021
     18,000      Endurance Specialty Holdings Ltd.                      645,300
      4,300      Everest Re Group, Ltd.                                 431,505
     18,661      Fidelity National Financial, Inc.                      686,538
      3,265      Fidelity National Title Group, Inc.  Class A            79,503
     28,350      HCC Insurance Holdings, Inc.                           841,428
     14,700      Mercury General Corp.                                  855,834
      7,200      Midland Co. (The)                                      259,488
     15,400      Odyssey Re Holdings Corp.                              386,232
     17,700      Philadelphia Consolidated Holding Co.*               1,711,413
     26,600      RLI Corp.                                            1,326,542
     41,900      Selective Insurance Group, Inc.                      2,224,890
      3,900      State Auto Financial Corp.                             142,194
     29,300      United Fire & Casualty Co.                           1,184,599
     38,100      Zenith National Insurance Corp.                      1,757,172
                                                                  -------------
                                                                     15,405,834

                   INTERNET  (0.6%)
     11,000      j2 Global Communications, Inc.*                        470,140
     70,000      Nutri/System, Inc.*                                  2,521,400
     13,000      ValueClick, Inc.*                                      235,430
                                                                  -------------
                                                                      3,226,970

                   MACHINERY  (4.0%)
     38,000      Actuant Corp.  Class A                               2,120,400
     49,500      Applied Industrial Technologies, Inc.                1,667,655
      5,400      Cascade Corp.                                          253,314
     20,000      Curtiss-Wright Corp.                                 1,092,000
     51,200      Gardner Denver, Inc.*                                2,524,160
     24,850      Graco, Inc.                                            906,528
     39,600      IDEX Corp.                                           1,627,956
     57,100      JLG Industries, Inc.                                 2,607,186
     88,400      Lennox International, Inc.                           2,492,880
     38,000      Manitowoc Company, Inc. (The)                        1,908,360
     24,300      Middleby Corp. (The)*                                2,101,950
     27,900      MSC Industrial Direct Co., Inc.  Class A             1,122,138
     27,200      Roper Industries, Inc.                               1,074,672
                                                                  -------------
                                                                     21,499,199

                   MANUFACTURED HOUSING/RECREATIONAL
                     VEHICLE (0.2%)
     20,400      Thor Industries, Inc.                                  817,428

                   MARITIME  (0.5%)
     47,200      Kirby Corp.*                                         2,462,424

                   MEDICAL SERVICES  (4.9%)
     57,500      Amedisys, Inc.*                                      2,428,800
     44,100      American Healthways, Inc.*                           1,995,525
     70,200      American Medical Systems Holdings, Inc.*             1,251,666
     16,200      Coventry Health Care, Inc.*                            922,752
     19,050      DaVita, Inc.*                                          964,692
      7,300      Genesis HealthCare Corp.*                              266,596
     57,800      Matria Healthcare, Inc.*                             2,240,328
     43,400      Psychiatric Solutions, Inc.*                         2,549,316
     31,100      Renal Care Group, Inc.*                              1,471,341
     35,400      SFBC International, Inc.*                              566,754
     24,600      Sierra Health Services, Inc.*                        1,967,016
     71,600      Sunrise Senior Living, Inc.*                         2,413,636
     52,100      United Surgical Partners International, Inc.*        1,675,015
     77,400      VCA Antech, Inc.*                                    2,182,680
     91,400      Ventiv Health, Inc.*                                 2,158,868
     14,850      WellPoint, Inc.*                                     1,184,877
                                                                  -------------
                                                                     26,239,862

                   MEDICAL SUPPLIES  (6.9%)
     25,600      Advanced Medical Optics, Inc.*                       1,070,080
     53,700      ArthroCare Corp.*                                    2,262,918
     12,600      Bard (C.R.), Inc.                                      830,592


--------------------------------------------------------------------------------

                                    Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------
      3,600      Bio-Rad Laboratories, Inc.  Class A*             $     235,584
     10,368      Charles River Laboratories International, Inc.*        439,292
     33,000      Dade Behring Holdings, Inc.                          1,349,370
      5,500      DENTSPLY International, Inc.                           295,295
     12,300      Fisher Scientific International, Inc.*                 760,878
     51,200      Haemonetics Corp.*                                   2,501,632
     79,600      Hologic, Inc.*                                       3,018,432
     23,400      IDEXX Laboratories, Inc.*                            1,684,332
     31,400      Intuitive Surgical, Inc.*                            3,682,278
     50,000      Kyphon, Inc.*                                        2,041,500
     49,600      LCA-Vision, Inc.                                     2,356,496
     35,500      Mentor Corp.                                         1,635,840
     45,000      Owens & Minor, Inc.                                  1,238,850
     73,600      Palomar Medical Technologies, Inc.*                  2,578,944
     25,600      PolyMedica Corp.                                       856,832
     49,400      ResMed, Inc.*                                        1,892,514
     39,800      Respironics, Inc.*                                   1,475,386
     56,800      Sybron Dental Specialties, Inc.*                     2,261,208
     27,000      Syneron Medical Ltd.*                                  857,250
     41,400      Ventana Medical Systems, Inc.*                       1,753,290
                                                                  -------------
                                                                     37,078,793

                   METALS & MINING DIVERSIFIED (0.2%)
     31,000      Allegheny Technologies, Inc.                         1,118,480

                   METALS FABRICATING  (0.1%)
     11,000      Harsco Corp.                                           742,610

                   NATURAL GAS - DISTRIBUTION (1.2%)
     37,200      AGL Resources, Inc.                                  1,294,932
     42,000      Northwest Natural Gas Co.                            1,435,560
     39,800      South Jersey Industries, Inc.                        1,159,772
     51,450      Southern Union Co.*                                  1,215,763
     54,700      UGI Corp.                                            1,126,820
                                                                  -------------
                                                                      6,232,847

                   NATURAL GAS - DIVERSIFIED (1.2%)
     72,200      DJ Orthopedics, Inc.*                                1,991,276
     42,000      Energen Corp.                                        1,525,440
     27,400      Equitable Resources, Inc.                            1,005,306
     10,900      Penn Virginia Corp.                                    625,660
     27,776      XTO Energy, Inc.                                     1,220,477
                                                                  -------------
                                                                      6,368,159

                   NEWSPAPER  (0.1%)
     12,700      Lee Enterprises, Inc.                                  468,757
      2,400      McClatchy Co.  Class A                                 141,840
                                                                  -------------
                                                                        610,597

                   OFFICE EQUIPMENT & SUPPLIES (0.1%)
     23,000      Forward Industries, Inc.*                              204,700
     18,000      Staples, Inc.                                          408,780
                                                                  -------------
                                                                        613,480

                   OILFIELD SERVICES/EQUIPMENT (1.2%)
     44,400      Cal Dive International, Inc.*                        1,593,516
     12,900      CARBO Ceramics, Inc.                                   729,108
     23,400      FMC Technologies, Inc.*                              1,004,328
     19,200      Hydril*                                              1,201,920
     54,700      Oil States International, Inc.*                      1,732,896
     11,000      Superior Energy Services, Inc.*                        231,550
      4,000      TETRA Technologies, Inc.*                              122,080
                                                                  -------------
                                                                      6,615,398

                   PACKAGING & CONTAINER  (1.2%)
     21,800      Aptargroup, Inc.                                     1,137,960
     10,600      Ball Corp.                                             421,032
     61,400      CLARCOR, Inc.                                        1,824,194
     49,300      Jarden Corp.*                                        1,486,395
     47,300      Silgan Holdings, Inc.                                1,708,476
                                                                  -------------
                                                                      6,578,057

                   PETROLEUM - INTEGRATED  (1.4%)
     46,000      Chesapeake Energy Corp.                              1,459,580
     74,400      Denbury Resources, Inc.*                             1,694,832
     57,400      Frontier Oil Corp.                                   2,154,222
     14,300      Giant Industries, Inc.*                                743,028
     10,000      Holly Corp.                                            588,700
     16,398      Valero Energy Corp.                                    846,137
                                                                  -------------
                                                                      7,486,499

                   PETROLEUM - PRODUCING  (1.3%)
     27,600      Cimarex Energy Co.*                                  1,187,076
     36,000      Comstock Resources, Inc.*                            1,098,360
      9,000      Encore Acquisition Co.*                                288,360
     80,700      Range Resources Corp.                                2,125,638
     17,000      St Mary Land & Exploration Co.                         625,770
     28,600      Ultra Petroleum Corp.*                               1,595,880
                                                                  -------------
                                                                      6,921,084

                   PHARMACY SERVICES  (0.8%)
     12,577      Caremark Rx, Inc.*                                     651,363
     87,400      HealthExtras, Inc.*                                  2,193,740
     39,800      Longs Drug Stores Corp.                              1,448,322
                                                                  -------------
                                                                      4,293,425

                   PRECISION INSTRUMENT  (0.7%)
    101,300      Checkpoint Systems, Inc.*                            2,497,045
     38,100      MTS Systems Corp.                                    1,319,784
                                                                  -------------
                                                                      3,816,829

                   PUBLISHING  (0.8%)
     49,500      Banta Corp.                                          2,465,100
     41,900      John Wiley & Sons, Inc.  Class A                     1,635,776
                                                                  -------------
                                                                      4,100,876

                   R.E.I.T.  (0.9%)
     13,200      American Home Mortgage Investment Corp.                429,924
     15,000      CBL & Associates Properties, Inc.                      592,650
      3,400      Developers Diversified Realty Corp.                    159,868
     46,700      LaSalle Hotel Properties                             1,714,824
     11,600      Pan Pacific Retail Properties, Inc.                    775,924
     12,500      ProLogis                                               584,000
      8,000      Weingarten Realty Investors                            302,480
                                                                  -------------
                                                                      4,559,670

                   RAILROAD  (1.0%)
     10,000      Florida East Coast Industries, Inc.                    423,700
     61,400      Genesee & Wyoming, Inc.  Class A*                    2,305,570
     87,000      Kansas City Southern*                                2,125,410
     21,000      Wabtec Corp.                                           564,900
                                                                  -------------
                                                                      5,419,580


--------------------------------------------------------------------------------
4

                                    Value Line Emerging Opportunities Fund, Inc.

                                                               December 31, 2005
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------
                   RECREATION  (0.6%)
     53,850      SCP Pool Corp.                                   $   2,004,297
     41,700      Shuffle Master, Inc.*                                1,048,338
                                                                  -------------
                                                                      3,052,635

                   RESTAURANT  (1.7%)
     24,000      Applebees International, Inc.                          542,160
     28,400      Cheesecake Factory, Inc. (The)*                      1,061,876
     45,000      CKE Restaurants, Inc.                                  607,950
     27,600      IHOP Corp.                                           1,294,716
     10,400      Jack in the Box, Inc.*                                 363,272
     25,000      Panera Bread Co.  Class A*                           1,642,000
      3,000      Papa John's International, Inc.*                       177,930
     36,100      RARE Hospitality International, Inc.*                1,097,079
     20,500      Red Robin Gourmet Burgers, Inc.*                     1,044,680
     43,125      Sonic Corp.*                                         1,272,187
                                                                  -------------
                                                                      9,103,850

                   RETAIL - AUTOMOTIVE  (0.3%)
      7,500      Advance Auto Parts, Inc.*                              325,950
     45,400      O'Reilly Automotive, Inc.*                           1,453,254
                                                                  -------------
                                                                      1,779,204

                   RETAIL - SPECIAL LINES  (5.0%)
     16,000      Barnes & Noble, Inc.                                   682,720
     39,300      Burlington Coat Factory Warehouse Corp.              1,580,253
     65,200      Cato Corp. (The)  Class A                            1,398,540
     31,400      Central Garden and Pet Co.*                          1,442,516
      3,000      Charles & Colvard Ltd.                                  60,600
     33,400      Chico's FAS, Inc.*                                   1,467,262
     30,400      Claire's Stores, Inc.                                  888,288
     36,000      Coach, Inc.*                                         1,200,240
     74,000      Coldwater Creek, Inc.*                               2,259,220
     16,400      Dick's Sporting Goods, Inc.*                           545,136
     70,000      Dress Barn, Inc. (The)*                              2,702,700
     75,000      GameStop Corp.  Class A*                             2,386,500
     17,800      Guitar Center, Inc.*                                   890,178
     75,562      Hibbett Sporting Goods, Inc.*                        2,152,006
      5,000      MarineMax, Inc.*                                       157,850
     12,700      Men's Wearhouse, Inc. (The)*                           373,888
     16,000      Michaels Stores, Inc.                                  565,920
     53,600      Pantry, Inc. (The)*                                  2,518,664
     70,000      Quiksilver, Inc.*                                      968,800
     53,600      Urban Outfitters, Inc.*                              1,356,616
     42,200      Zale Corp.*                                          1,061,330
                                                                  -------------
                                                                     26,659,227

                   RETAIL BUILDING SUPPLY  (1.3%)
     28,400      Building Material Holding Corp.                      1,937,164
      9,400      Fastenal Co.                                           368,386
     46,200      Tractor Supply Co.*                                  2,445,828
     40,200      Watsco, Inc.                                         2,404,362
                                                                  -------------
                                                                      7,155,740

                   SECURITIES BROKERAGE  (0.6%)
      5,000      Bear Stearns Companies, Inc. (The)                     577,650
     72,400      Investment Technology Group, Inc.*                   2,565,856
                                                                  -------------
                                                                      3,143,506

                   SHOE  (1.1%)
     52,300      Genesco, Inc.*                                       2,028,717
     55,300      K-Swiss, Inc.  A Class A                             1,793,932
     18,400      Timberland Co. (The)  Class A*                         598,920
     59,750      Wolverine World Wide, Inc.                           1,341,985
                                                                  -------------
                                                                      5,763,554

                   STEEL - GENERAL  (0.1%)
     13,300      Quanex Corp.                                           664,601

                   TELECOMMUNICATION SERVICES (1.1%)
     60,417      American Tower Corp.  Class A*                       1,637,301
     38,800      NII Holdings, Inc.  Class B*                         1,694,784
    117,000      Witness Systems, Inc.*                               2,301,390
                                                                  -------------
                                                                      5,633,475

                   TELECOMMUNICATIONS EQUIPMENT (1.0%)
     64,100      Anixter International, Inc.                          2,507,592
     56,050      ComTech Telecommunications Corp.*                    1,711,767
     26,400      Nice Systems Ltd.  (ADR)*                            1,271,424
                                                                  -------------
                                                                      5,490,783

                   THRIFT  (1.6%)
     21,300      Anchor Bancorp Wisconsin, Inc.                         646,242
     21,700      BankAtlantic Bancorp, Inc.  Class A                    303,800
      6,200      Brookline Bancorp, Inc.                                 87,854
      9,100      Fidelity Bankshares, Inc.                              297,570
     46,100      First Republic Bank                                  1,706,161
     23,600      FirstFed Financial Corp.*                            1,286,672
     16,500      Harbor Florida Bancshares, Inc.                        611,325
     47,448      Hudson City Bancorp, Inc.                              575,070
     26,300      PFF Bancorp, Inc.                                      802,676
     37,870      Washington Federal, Inc.                               870,631
     11,900      Westcorp                                               792,659
      9,900      WSFS Financial Corp.                                   606,375
                                                                  -------------
                                                                      8,587,035

                   TOILETRIES & COSMETICS  (0.4%)
     31,700      Chattem, Inc.*                                       1,153,563
     31,800      Parlux Fragrances, Inc.*                               970,854
                                                                  -------------
                                                                      2,124,417

                   TRUCKING/TRANSPORTATION LEASING (2.4%)
     15,000      Arkansas Best Corp.                                    655,200
     36,400      Dollar Thrifty Automotive Group, Inc.*               1,312,948
     65,200      Forward Air Corp.                                    2,389,580
     46,000      Heartland Express, Inc.                                933,340
     40,000      Hub Group, Inc.  Class A*                            1,414,000
     46,000      Hunt (J.B.) Transport Services, Inc.                 1,041,440
     59,475      Knight Transportation, Inc.                          1,232,917
     29,400      Landstar System, Inc.                                1,227,156
      2,000      Meridian Bioscience, Inc.                               40,280


--------------------------------------------------------------------------------

                                    Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------
     60,650      Old Dominion Freight Line, Inc.*                 $   1,636,337
     55,750      Werner Enterprises, Inc.                             1,098,275
                                                                  -------------
                                                                     12,981,473

                   WATER UTILITY  (0.3%)
     68,266      Aqua America, Inc.                                   1,863,662

                   WIRELESS NETWORKING  (1.1%)
     57,000      Intermec, Inc.*                                      1,926,600
     37,700      Itron, Inc.*                                         1,509,508
    244,000      Ubiquitel, Inc.*                                     2,413,160
                                                                  -------------
                                                                      5,849,268

                 TOTAL COMMON STOCK AND TOTAL INVESTMENT
                      SECURITIES  (90.8%)
                      (Cost $368,224,372)                           485,382,181
                                                                  -------------

Principal
  Amount                                                              Value
--------------------------------------------------------------------------------
     REPURCHASE AGREEMENTS**  (9.4%)
$25,000,000         With Morgan Stanley & Co., 3.34%,
                      dated 12/30/05, due 1/3/06,
                      delivery value $25,009,278
                      (collateralized by $23,675,000
                      U.S. Treasury Notes 6.00%, due
                      8/15/09, with a value of
                      $25,480,058)                                   25,000,000
 25,300,000         With UBS Warburg, LLC, 3.47%, dated
                      12/30/05, due 1/3/06, delivery
                      value $25,309,755 (collateralized
                      by $18,400,000 U.S. Treasury Notes
                      8.125%, due 5/15/21, with a value
                      of $25,692,843)                                25,300,000
                                                                  -------------

                    TOTAL REPURCHASE AGREEMENTS
                      (Cost $50,300,000)                             50,300,000
                                                                  -------------

EXCESS OF LIABILITIES OVER CASH AND
   OTHER ASSETS (-0.2%)                                              (1,289,763)
                                                                  -------------

NET ASSETS  (100%)                                                $ 534,392,418
                                                                  -------------
NET ASSET VALUE OFFERING AND
   REDEMPTION PRICE, PER
   OUTSTANDING SHARE
   ($534,392,418 / 19,049,916 shares outstanding)                 $       28.05
                                                                  -------------

*     Non-income producing.

** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

(ADR) American Depositary Receipts

The Fund's unrealized appreciation/(depreciation) as of December 31, 2005 was as follows:

                                                                    Total Net
                                                                    Unrealized
Total Cost            Appreciation          Depreciation            Appreciation
--------------------------------------------------------------------------------
$418,524,372          $122,909,401          $(5,751,592)            $117,157,809


--------------------------------------------------------------------------------
6

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         --------------------------
         Jean B. Buttner, President

Date:    February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         ------------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    February 28, 2006